Employee benefit plans (Tables)	6 Months Ended
Sep. 30, 2018
Employee Benefit Plans [Abstract]
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Six months ended September 30
	2017	2018
Service cost	¥5,018	¥5,429
Interest cost	1,129	1,090
Expected return on plan assets	(3,033)	(3,034)
Amortization of net actuarial losses	2,003	1,915
Amortization of prior service cost	(530)	(530)

Net periodic benefit cost	¥4,587	¥4,870

	Millions of yen
	Three months ended September 30
	2017	2018
Service cost	¥2,393	¥2,702
Interest cost	564	545
Expected return on plan assets	(1,517)	(1,517)
Amortization of net actuarial losses	1,001	957
Amortization of prior service cost	(265)	(265)

Net periodic benefit cost	¥2,176	¥2,422